Investment in affiliates (Details Narrative) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2017 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2015 USD ($)	Mar. 31, 2021	Dec. 31, 2020 USD ($) shares	Jun. 29, 2020	Feb. 18, 2015 USD ($)	Oct. 09, 2013
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage							35.70%
Proceeds from Issuance of Long-term Debt				$ 343,350	$ 46,475
Long-term Debt	$ 795,510			795,510				$ 486,857
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 0			$ 0				$ 26,158
Limited Partners' Capital Account, Units Outstanding | shares	25,759,634			25,759,634				11,345,187
Income (Loss) from Equity Method Investments	$ 0	$ (710)		$ 80,839	968
Navios Europe II [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage									5.00%		5.00%
Payments to Acquire Businesses, Gross						$ 145,550
Long-term Debt						14,000
Navios Europe II [Member] | Senior Loans II
Schedule of Investments [Line Items]
Proceeds from Issuance of Long-term Debt						131,550
Debt Instrument, Unamortized Discount						$ 3,375
Navios Europe II [Member] | Junior Loan II
Schedule of Investments [Line Items]
Debt Instrument, Face Amount										$ 182,150
Loans Payable, Fair Value Disclosure										$ 99,147
Navios Europe II [Member] | Navios Holdings II [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage										47.50%
Navios Europe II [Member] | Navios Acquisition [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage										47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 43,500
Property, Plant and Equipment, Additions					$ 56,050
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Line of Credit Facility, Increase (Decrease), Net			$ 14,000
Navios Containers [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage	100.00%	33.50%		100.00%	33.50%
Equity Method Investment, Quoted Market Value	$ 0			$ 0				$ 47,528
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures								$ 26,158
Limited Partners' Capital Account, Units Outstanding | shares		11,592,276			11,592,276
Income (Loss) from Equity Method Investments				$ 80,839	$ 968
Navios Containers [Member] | Limited Partner [Member]
Schedule of Investments [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares				8,133,452
Shares conversion rate				0.39